CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
27.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The business transactions and assets of Adlai Hangzhou and Shanghai Adlai Nortye Biopharma Co., Ltd (“PRC Subsidiaries”) are primarily denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. These currency exchange control measures imposed by the PRC government may restrict the ability of PRC Subsidiaries to transfer their net assets to the Company through loans, advances or cash dividends.

The net assets of PRC Subsidiaries in aggregate exceeded 25% of the Company’s consolidated net assets. Accordingly, condensed parent company financial statements have been prepared in accordance with Rule 5.04 and Rule 12-04 of SEC Regulation S-X.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the cost method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRSs are not required.

27.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

As of December 31, 2022 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	December 31,
	2022	2023
	$’000	$’000
ASSETS
Current assets
Cash and cash equivalents	12,194	63,150
Prepayments, other receivables and other assets	36	44
short-term investments at amortized cost	—	7,000
Total current assets	12,230	70,194
Non-current assets
Due from related parties	115,743	123,102
Investment in subsidiaries	94,300	129,711
Total non-current assets	210,043	252,813
Total assets	222,273	323,007
LIABILITIES
Current liabilities
Accounts payable	888	976
Other payables and accruals.	—	53
Due to related parties	—	40
Interest payables	—	10,650
Non-current liabilities due within one year		—
Financial liabilities at FVTPL	290,368	—
Total current liabilities	291,260	11,719
Non-current liabilities
Long-term loans	—	—
Financial liabilities at FVTPL	—	—
Total non-current liabilities	—	—
Total liabilities	291,260	11,719
Ordinary shares (par value of $0.0001 per share; 442,456,586 shares authorized; 40,440,000 shares issued and outstanding as of December 31, 2022; and nil outstanding as of December 31, 2023)	4	—
Class A Ordinary shares (par value of $0.0001 per share; nil outstanding as of December 31,2022; and 93,710,805 shares outstanding as of December 31, 2023)	—	9
Class B Ordinary shares (par value of $0.0001 per share; nil outstanding as of December 31,2022; and 16,990,000 shares outstanding as of December 31, 2023)	—	2
Series A convertible preferred shares (par value of US$0.0001 per share; 14,560,000 and nil shares authorized, issued and outstanding as of	10,980	—
Additional paid-in capital	6,415	438,707
Share option reserve	11,730	16,059
Accumulated deficit	(98,116)	(143,489)
Total shareholders’ deficit	(68,987)	311,288
Total liabilities and shareholders’ equity	222,273	323,007

27.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2022	2023
	$’000	$’000
REVENUE	—	—
Other operating income, net	156	242
Administrative expenses	(1,390)	(6,196)
Research and development expenses	—	—
Total operating loss	(1,234)	(5,954)
Other income and gains	—	—
Other expenses	—	—
Investment income	—	—
Fair value loss on financial liabilities at FVTPL	7,194	(39,171)
Finance costs	—	(249)
LOSS BEFORE TAX	5,960	(45,374)
Income tax expense	—	—
LOSS FOR THE YEAR	5,960	(45,374)
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR	5,960	(45,374)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2022	2023
	$’000	$’000
Net cash flows used in operating activities	(1,134)	(13,143)
Net cash flows used in investing activities	(35,035)	(38,082)
Net cash flows from financing activities	—	102,181
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(36,169)	50,956
Cash and cash equivalents at beginning of year	48,363	12,194
CASH AND CASH EQUIVALENTS AT END OF YEAR	12,194	63,150